Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Oct. 31, 2017	Oct. 25, 2017	Oct. 20, 2017	May 31, 2016	May 25, 2016	Feb. 19, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholder's Equity (Textual)
Ordinary shares held by the company							30,843
Ordinary shares issued							5,189	5,189
Net of issuance costs	$ 30,206			$ 21,279				$ 30,206	$ 21,279
Purchase additional shares, for total consideration				$ 5,000
Follow-on public offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued			1,444,814		2,090,909
Offering price per share			$ 19.50		$ 11.00
Net of issuance costs					$ 1,721
Ordinary shares issued, does not include					21,279
Gross proceeds			$ 28,174
Other offering expenses			$ 1,940
2017 Public Offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued		1,661,536
Net of issuance costs		$ 2,194
Purchase additional shares, for total consideration		$ 30,206
Exercisable for 30 days [Member] | Follow-on public offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued			216,722
Offering price per share			$ 19.50
Underwriters' Option [Member]
Shareholder's Equity (Textual)
Ordinary shares issued		216,722
2013 Share Option Plan [Member]
Shareholder's Equity (Textual)
Option plan expire date						Apr. 02, 2023
Increase number of shares reserved under share option plan							2,450,000
Shares available for future grants							947,245	179,002
Restricted Stock Units (RSUs) [Member]
Shareholder's Equity (Textual)
Shares available for future grants							32,700	105,428
Weighted average fair values of options granted							$ 19.68	$ 19.52	$ 14.69
Compensation cost							$ 1,359	$ 1,335	$ 1,331
Unrecognized costs related to non-vested share-based compensation							$ 1,967
Recognized over a weighted average period							1 year 11 days
Stock option vesting period								4 years
Stock options grant and an exercise term								5 years
Employee Stock Option [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted								$ 8.08	$ 6.68
Stock options grant and an exercise term							2 years 7 days
Aggregate intrinsic value							2,250
Options outstanding and exercisable							2,250
Maximum [Member] | 2013 Share Option Plan [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted								19.85
Minimum [Member] | 2013 Share Option Plan [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted								$ 18.90